SEGMENTED INFORMATION - Disclosure of operating segments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Property and equipment	$ 19,307	$ 0
Deposits	0	29,605
Revenue	315,497	666,667
Canada [Member]
Disclosure of operating segments [line items]
Property and equipment	4,269
Deposits		18,902
Revenue	315,497	666,667
Australia [Member]
Disclosure of operating segments [line items]
Property and equipment	15,038
Deposits		10,703
Revenue	$ 0	$ 0